FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 29, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (the “Registrant”)
Federated Hermes Short-Intermediate Municipal Fund Class A Shares Institutional Shares Service Shares (the “Fund”)

1933 Act File No. 002-72277
1940 Act File No. 811-03181

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated August 31. 2024, that otherwise would have been filed under Rule 497(c) under the 1933 Act, does not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 76 on August 26, 2024.

If you have any questions on the enclosed material, please contact Susan Lloyd at Susan.Lloyd@FederatedHermes.com or (724) 720-7260.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary